Reporting and Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Reporting and Accounting Policies
REPORTING AND ACCOUNTING POLICIES
Nature of Operations  The Progressive insurance organization began business in 1937. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries (collectively the Progressive Group of Insurance Companies) provide personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles, which we refer to as our special lines products, through both an independent insurance agency channel and a direct channel. Our Commercial Lines segment writes primary liability, physical damage, and other auto-related insurance for automobiles and trucks owned and/or operated predominantly by small businesses through both the independent agency and direct channels. Our Property segment writes residential property insurance for homeowners, other property owners, and renters, through both an independent insurance agency channel and a direct channel. We operate our businesses throughout the United States.

Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation and ARX Holding Corp. (ARX), and their respective wholly owned insurance and non-insurance subsidiaries and affiliates, in which Progressive or ARX has a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.

The Progressive Corporation owned 86.8% of the outstanding capital stock of ARX at December 31, 2018, 69.0% at December 31, 2017, and 69.2% at December 31, 2016. The increase in Progressive's ownership of ARX is primarily due to the minority ARX shareholders exercising their rights to "put" a portion of their shares, including exercised stock options, to Progressive pursuant to the ARX stockholders' agreement. See Note 15 – Redeemable Noncontrolling Interest for further discussion.
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact, results may, and will likely, differ from those estimates.
Investments  Our fixed-maturity securities and short-term investments are accounted for on an available-for-sale basis. Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 - Fair Value.
Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. From time to time, we may also invest in municipal bonds that have maturity dates that are longer than one year but have either liquidity facilities or mandatory put features within one year.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments. These securities are carried at fair value, and as of January 1, 2018, with the changes in fair value reported as a component of net holding period gains (losses) on securities reported in net income. See New Accounting Standards - Adopted below for further discussion.
Trading securities are securities bought principally for the purpose of sale in the near term. We do not hold any trading securities. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.
Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge),

•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or

•	Variable cash flows of a forecasted transaction (cash flow hedge).

We did not have any derivatives outstanding at December 31, 2018 and 2017. To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net holding period gains (losses) on securities during the period of change.
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.

•
Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•
Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

•
Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•
Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For derivatives settled through a clearinghouse, we will need cash to post initial margin and are subject to increases in margin beyond changes in fair value. For bi-lateral derivative positions, net cash requirements are limited to changes in fair values, which may vary as a result of changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of fixed-maturity securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.
We analyze our investment in debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income.
Investment income consists of interest, dividends, and accretion net of amortization. Interest is recognized on an accrual basis using the effective yield method, except for asset backed securities, discussed below. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Asset-backed securities, which are included in our fixed-maturity portfolio, are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of expected future repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are updated quarterly.
Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on equity securities, hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument), derivatives, and trading securities.
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that are applicable to the unexpired risk. We provide insurance and related services to individuals and commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk.
For our vehicle businesses, we perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.
For our Property business, we do not establish an allowance for doubtful accounts since the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state’s requirements and, if the premiums remain unpaid after receipt of notice, cancel the policy and write off any remaining balance.
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes these costs will be fully recoverable in the near term.
We do not defer any advertising costs. Total advertising costs, which are expensed as incurred, for the years ended
December 31, were:

(millions)	Advertising Costs
2018	$1,422.4
2017	1,005.4
2016	756.2

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance  Our reinsurance transactions include Regulated plans and Non-Regulated plans. The  Regulated plans in which we participate are governed by insurance regulations and include state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association, Florida Hurricane Catastrophe Fund, North Carolina Reinsurance Facility), as well as state-mandated involuntary plans for commercial vehicles (Commercial Automobile Insurance Procedures/Plans – CAIP) and federally regulated plans for flood (National Flood Insurance Program – NFIP); we act as a servicing agent for CAIP and as a participant in the “Write Your Own” program for the NFIP. The Non-Regulated plans are voluntary contractual arrangements primarily related to the transportation network company business written by our Commercial Lines segment and our Property business. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums earned. See Note 7 – Reinsurance for further discussion.

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), net holding period gains (losses) on securities, write-downs on securities determined to be other-than-temporarily impaired), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, intangible assets, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. The effects of any changes in the tax rate are recorded to our provision for income taxes, including any changes on items initially recognized in accumulated other comprehensive income. See Note 5 – Income Taxes for further discussion.
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and laptops and the straight-line method for all other fixed assets. We evaluate impairment whenever events or circumstances warrant such a review and write-off the impaired assets if appropriate.
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2018	2017	Useful Lives
Buildings, improvements, and integrated components	$928.8	$962.0	7-40 years
Capitalized software	327.0	273.1	3-10 years
Software licenses (internal use)	259.1	197.0	1-5 years
Land	177.0	203.4	NA
Computer equipment and laptops	123.2	92.8	3 years
All other property and equipment	349.8	331.9	3-15 years
Total cost	2,164.9	2,060.2
Accumulated depreciation	(1,033.2)	(940.6)
Balance at end of year	$1,131.7	$1,119.6
NA = Not applicable

At December 31, 2018 and 2017, included in other assets in the consolidated balance sheets is $39.3 million and $5.3 million, respectively, of “held for sale” property, which represents the fair value of this property less the estimated costs to sell. The increase primarily reflects our decision to transition away from the use of service centers as part of our claims operating model.
Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2018	$1.8
2017	2.8
2016	2.9

Goodwill and Intangible Assets Goodwill is the excess of the purchase price over the estimated fair value of the assets and liabilities acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Substantially all of the goodwill recorded as of December 31, 2018 and 2017, relates to the April 1, 2015, acquisition of a controlling interest in ARX.
Intangible assets primarily arose through the acquisition of ARX and mainly represent the future premiums that will be recognized from the policies and agency relationships that existed at the acquisition date. The majority of the intangible assets have finite lives, which, at December 31, 2018, had a remaining life range from 1 to 10 years. See Note 16 – Goodwill and Intangible Assets for further discussion.
We evaluate our goodwill for impairment at least annually using a qualitative approach. If events or changes in circumstances indicate that the carrying value of goodwill or intangible assets may not be recoverable, we will evaluate such items for impairment using a quantitative approach.
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments that are available for recoupment from policyholders are capitalized when incurred; all other assessments are expensed.
Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees and revenue from ceding commissions. Fees and other revenues are generally earned when invoiced, except for excess ceding commissions, which are earned over the policy period.
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans are expensed as incurred.

Equity-Based Compensation We issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as “restricted equity awards.” Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods. Dividend equivalent units are credited to outstanding restricted stock unit awards, both time-based and performance-based, at the time a dividend is paid to shareholders and paid upon vesting of the underlying award.
We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain time-based restricted equity awards based on the “qualified retirement” provisions in our equity compensation plans, under which (among other provisions) if the participant satisfies certain age and years-of-service requirements, the vesting and distribution of 50% of outstanding time-based restricted equity awards accelerates upon reaching eligibility for a qualified retirement and shortly after the grant date for each subsequent award.
ARX also has nonqualified and incentive stock options outstanding that were issued prior to April 2015 as a form of equity compensation to certain of the officers and employees of ARX and its subsidiaries. These outstanding stock options are subject to the put/call features contained in the ARX stockholders’ agreement, pursuant to which The Progressive Corporation has the right, and can be required, to purchase all the shares underlying these awards in 2021. The vested stock options, and the shares issuable upon exercise of the stock options, are also subject to repurchase by ARX if the holder’s employment terminates. See Note 15 – Redeemable Noncontrolling Interest for further discussion. These stock options, which are treated for accounting purposes as liability awards, are expensed over the respective vesting periods based on the Black-Scholes value determined at period end.
The total compensation expense recognized for equity-based compensation, including both equity and liability awards, for the years ended December 31, was:

(millions)	2018	2017	2016
Pretax expense	$77.2	$95.4	$85.2
Tax benefit[1]	16.2	33.4	29.8

[1]Calculated using the corporate federal tax rate of 21% for 2018 and 35% for 2017 and 2016.
Earnings Per Common Share  Net income attributable to Progressive is reduced by cumulative preferred share dividends to determine net income available to common shareholders, and is used in our calculation of the per common share amounts. Basic earnings per common share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted earnings per common share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	earned but unvested time-based restricted equity awards, and

•
performance-based restricted equity awards that satisfied certain contingency conditions for unvested common stock equivalents during the period; it is highly likely that these awards will continue to satisfy the conditions until the date of vesting.

Supplemental Cash Flow Information  Cash and cash equivalents include bank demand deposits and daily overnight reverse repurchase commitments of funds held in bank demand deposit accounts by ARX’s subsidiaries. The amount of reverse repurchase commitments held by ARX’s subsidiaries at December 31, 2018, 2017, and 2016, were $117.3 million, $247.2 million, and $150.0 million, respectively. Restricted cash on our consolidated balance sheets represents cash that is restricted to pay flood claims under the National Flood Insurance Program’s “Write Your Own” program, for which subsidiaries of ARX are administrators. Non-cash activity includes declared but unpaid dividends.
For the years ended December 31, we paid the following:

(millions)	2018	2017	2016
Income taxes	$702.6	$715.6	$459.4
Interest	154.0	146.3	139.2

New Accounting Standards
Issued
In August 2018, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), which provides additional guidance on the requirements for capitalizing and amortizing implementation costs incurred in a cloud computing arrangement that does not include a software license. This ASU will be effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2019 (2020 for calendar-year companies). We do not expect this standard to have a material impact on our financial condition, cash flows, or results of operations.
In August 2018, the FASB also issued an ASU, which amends the disclosure requirements for fair value measurements. The ASU requires companies to disclose the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The ASU also removes current disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. The ASU is effective for fiscal years beginning after December 15, 2019, and should be applied prospectively for the additions to the disclosure requirements and applied retrospectively to all periods presented for all other amendments. As permitted by the ASU, we elected to partially early adopt the removal of current disclosure requirements and will adopt the new disclosure requirements as of the effective date. We do not expect this standard to have an impact on our financial condition, cash flows, or results of operations.
In July 2018, the FASB issued an ASU, which provides targeted improvements to the new lease accounting guidance issued by the FASB in February 2016. The ASU, which eliminates the off-balance-sheet accounting for leases, will require lessees to report their operating leases as both an asset and liability on the statement of financial position and to disclose key information about leasing arrangements in the financial statement footnotes. Under the ASU, there will be no change to the recognition of lease expense in our results of operations. The ASU will be effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2018 (2019 for calendar-year companies). Under the ASU, companies will have the option to apply the new lease requirements either as of the effective date (i.e., January 1, 2019), with comparative information presented in accordance with the previous standard, or on a modified retrospective basis, which would restate all financial statement information as of the beginning of the earliest period presented. We adopted this standard as of January 1, 2019, and recorded an increase to assets and liabilities of about $215 million, which reflects the present value of future operating lease payments; comparative information is presented in accordance with the previous standard. The ASU had no impact on our results of operations or cash flows.
In March 2017, the FASB issued an ASU related to premium amortization on purchased callable debt securities. The intent of the standard is to shorten the amortization period for certain purchased callable debt securities held at a premium. Under the ASU, the premium is required to be amortized to the earliest call date. The ASU more closely aligns interest income recorded on bonds held at a premium with the economics of the underlying instrument. The ASU, which is required to be applied on a modified retrospective basis, is effective for fiscal years beginning after December 15, 2018 (2019 for calendar-year companies), and interim periods within those fiscal years. Since we have historically used a yield-to-worst scenario for our securities that were purchased at a premium, and the first call on a premium security most often produces the lowest and most conservative yield, we do not expect this standard to have a significant impact on our financial condition, cash flows, or results of operations.
In January 2017, the FASB issued an ASU, which eliminates the requirement to determine the implied fair value of goodwill in measuring an impairment loss. Upon adoption, the measurement of a goodwill impairment will represent the excess of the reporting unit’s carrying value over fair value, limited to the carrying value of goodwill. This ASU is effective for goodwill impairment tests in fiscal years beginning after December 15, 2019 (2020 for calendar-year companies), with early adoption permitted. We do not expect this standard to have a material impact on our financial condition or results of operations.

In June 2016, the FASB issued an ASU intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. Additionally, this update will modify the existing accounting guidance related to the impairment evaluation for available-for-sale debt securities and will result in the creation of an allowance for credit losses as a contra asset account. The ASU will require cumulative-effect changes to retained earnings in the period of adoption, if any occur, and will also require prospective changes on previously recorded impairments. This ASU is effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2019 (2020 for calendar-year companies), with early adoption permissible (including interim periods within that fiscal year) beginning after December 15, 2018 (2019 for calendar-year companies). While the ASU creates additional accounting complexities related to the recognition of the impairment losses, and subsequent recoveries, through an allowance for credit losses account, we do not expect the ASU to have a material impact on our current method of evaluating investment securities or reinsurance recoverables for credit losses or the timing or recognition of the amounts of the impairment losses.

Adopted
On January 1, 2018, we adopted the ASU intended to improve the recognition and measurement of financial instruments. Under this update, the changes in fair value of equity securities are recognized as a component of net income. Upon adoption, we recorded a cumulative-effect adjustment of $1.3 billion, which is net of taxes. The cumulative-effect adjustment represents the amount of after-tax net unrealized gains on equity securities that was recorded as part of accumulated other comprehensive income at December 31, 2017. The adoption of this ASU had no impact on comprehensive income. Consistent with our historical presentation, cash flows on equity securities will be reflected as investing activities in the Consolidated Statements of Cash Flows.

In the first quarter 2018, we adopted the ASU related to the reclassification of certain tax effects from accumulated other comprehensive income. This update provided companies with the option to reclassify disproportionate tax effects in accumulated other comprehensive income caused by the legislation commonly known as the Tax Cuts and Jobs Act of 2017 to retained earnings. We opted to make the reclassification, which resulted in a decrease to accumulated other comprehensive income and an offsetting increase to retained earnings of $4.3 million. This reclass was solely due to the effect of the change in the U.S. federal tax rate on our available-for-sale fixed-maturity securities and our hedges on forecasted transactions. There were no disproportionate tax effects related to our equity securities subsequent to adopting the ASU related to classification and measurement discussed above.